Fair Value Measurements - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Transfers between Levels	$ 0	$ 0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Discount rate of Senior Notes	10.06%